Stockholders' Equity - Schedule of Outstanding Unexercised Common Stock Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares	8,591,017
Unexercised Common Stock Warrants [Member]
Number of Shares	10,390,820	10,390,820
Warrant expiration term	2 years 8 months 16 days	3 years 2 months 12 days
2009 [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 0.44	$ 0.44
Number of Shares	118,383	118,383
Warrants expiration date	Mar. 16, 2019	Mar. 16, 2019
2010 [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 0.44	$ 0.44
Number of Shares	254,997	254,997
Warrants expiration date	Feb. 04, 2020	Feb. 04, 2020
April 2013 [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.00	$ 1.00
Number of Shares	50,000	50,000
Warrants expiration date	Apr. 28, 2020	Apr. 28, 2020
September 2013 [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.00	$ 1.00
Number of Shares	50,000	25,000
Warrants expiration date	Sep. 04, 2020	Sep. 20, 2020
September 2013 (1) [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.00
Number of Shares	25,000
Warrants expiration date	Sep. 20, 2020
November 2013 [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.00	$ 1.00
Number of Shares	75,000	75,000
Warrants expiration date	Nov. 14, 2020	Nov. 14, 2020
July 2014 (1) [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.50	$ 1.50
Number of Shares	166,667	166,667
Warrants expiration date	May 30, 2018	May 30, 2018
July 2014 (2) [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.50	$ 1.50
Number of Shares	166,667	166,667
Warrants expiration date	Sep. 30, 2018	Sep. 30, 2018
July 2014 (3) [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.00	$ 1.00
Number of Shares	500,000	500,000
Warrants expiration date	Sep. 30, 2018	Sep. 30, 2018
July 2014 (4) [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.00	$ 1.00
Number of Shares	46,667	46,667
Warrants expiration date	Jul. 02, 2018	Jul. 02, 2018
July 2014 (5) [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 0.00	$ 0.00
Number of Shares	12,625	12,625
Warrants expiration date	Jul. 10, 2018	Jul. 10, 2018
September 2014 (1) [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.62	$ 1.62
Number of Shares	625,000	625,000
Warrants expiration date	Aug. 31, 2021	Aug. 31, 2021
September 2014 (2) [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.00	$ 1.00
Number of Shares	699,671	699,671
Warrants expiration date	Sep. 18, 2021	Sep. 18, 2021
September 2014 (3) [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.00	$ 1.00
Number of Shares	89,588	89,588
Warrants expiration date	Sep. 29, 2021	Sep. 29, 2021
October 2014 [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.00	$ 1.00
Number of Shares	126,582	126,582
Warrants expiration date	Oct. 23, 2017	Oct. 23, 2017
October 2014 (1) [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.58	$ 1.58
Number of Shares	3,164,558	3,164,558
Warrants expiration date	Oct. 23, 2019	Oct. 23, 2019
February 2015 [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.58	$ 1.58
Number of Shares	699,037	699,037
Warrants expiration date	Feb. 14, 2018	Feb. 14, 2018
May 2015 [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.58	$ 1.58
Number of Shares	1,898,734	1,898,734
Warrants expiration date	May 04, 2020	May 04, 2020
October 2015 [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 1.58	$ 1.58
Number of Shares	158,229	158,229
Warrants expiration date	Oct. 27, 2018	Oct. 27, 2018
February 2016 [Member] | Unexercised Common Stock Warrants [Member]
Exercise price	$ 2.05	$ 2.05
Number of Shares	1,463,415	1,463,415
Warrants expiration date	Feb. 23, 2021	Feb. 23, 2021